Convertible Debentures (Details Narrative) $ / shares in Units, $ in Thousands		9 Months Ended
	Jul. 30, 2020 USD ($) shares $ / shares	Sep. 30, 2020 USD ($)	Nov. 27, 2019 $ / shares
Canadian Dollars [Member]
Statement Line Items [Line Items]
Warrant exercise price | $ / shares			$ 0.50
Secured Convertible Debentures [Member]
Statement Line Items [Line Items]
Debt term	36 months
Debt annual interest rate	5.75%
Debt effective annual rate	10.00%
Debt maturity date	July 30, 2022
Warrants to purchase common stock | shares	1,006,542
Warrant expiration date	Jul. 30, 2023
Warrants term	4 months
Proceeds from debentures	$ 12,959
Transaction costs	580
Fair value of debt	6,318
Residual portion of convertible option	4,827
Deferred tax recovery	$ 1,737
Interest expense		$ 365
Secured Convertible Debentures [Member] | Coupon Rate [Member]
Statement Line Items [Line Items]
Debt annual interest rate	5.75%
Secured Convertible Debentures [Member] | Broker Warrant [Member]
Statement Line Items [Line Items]
Warrant expiration date	Jul. 30, 2023
Warrants granted | shares	136,887
Secured Convertible Debentures [Member] | Canadian Dollars [Member]
Statement Line Items [Line Items]
Proceeds from convertible debentures	$ 17,910
Debt conversion price | $ / shares	$ 5.30
Warrant exercise price | $ / shares	$ 5.75
Proceeds from debentures	$ 17,100
Transaction costs	768
Fair value of debt	8,459
Residual portion of convertible option	6,382
Deferred tax recovery	$ 2,301
Interest expense		$ 483
Secured Convertible Debentures [Member] | Canadian Dollars [Member] | Broker Warrant [Member]
Statement Line Items [Line Items]
Warrant exercise price | $ / shares	$ 5.75
Secured Convertible Debentures [Member] | Canadian Dollars [Member] | Maximum [Member]
Statement Line Items [Line Items]
Debt conversion price | $ / shares	$ 12.50